Reorganization Proceedings of Certain Subsidiaries - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	May 31, 2010		May 31, 2008	May 31, 2012	May 31, 2008 Specialty Products Holding Corp.	May 30, 2010 Specialty Products Holding Corp.	May 31, 2006 Specialty Products Holding Corp.	May 31, 2012 Debtor-in-Possession ("DIP") Financing
Reorganization [Line Items]
Asbestos-related products liability claims paid	$ 92,621,000	[1]
Asbestos-related products liability, defense-related payments	42,600,000
Accrued liability for asbestos					559,700,000	397,700,000	421,300,000
Asbestos liability, term			10 years
Increase in Asbestos liability					288,100,000
Debtor-in-Possession credit facility				$ 40,000,000
Line of credit facility, term								3 years

[1]	Deductions include payments for defense-related costs and amounts paid to settle claims.